Schedule of Investments (unaudited) January 31, 2024	BlackRock LifePath® ESG Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 95.8%
iShares Developed Real Estate Index Fund, Class K	31,034	$282,719
iShares ESG Aware MSCI EAFE ETF	16,454	1,238,164
iShares ESG Aware MSCI EM ETF(b)	17,986	547,494
iShares ESG Aware MSCI USA ETF(b)	32,484	3,453,049
iShares ESG Aware MSCI USA Small-Cap ETF	8,965	329,823
iShares MSCI Canada ETF	4,000	145,400
iShares MSCI EAFE Small-Cap ETF	3,275	197,515
iShares MSCI Emerging Markets Small-Cap ETF	1,601	90,841

		6,285,005

Fixed-Income Funds — 4.1%
iShares ESG Aware U.S. Aggregate Bond ETF	4,039	192,337
iShares TIPS Bond ETF	706	76,142

		268,479

Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)	677,884	678,291
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)	105,541	105,541

		783,832

Total Investments — 111.8% (Cost: $6,560,018)		7,337,316

Liabilities in Excess of Other Assets — (11.8)%		(775,167)

Net Assets — 100.0%		$6,562,149

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$90,059	$588,122	(a)	$—	$75	$35	$678,291	677,884	$1,307	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,899	90,642	(a)	—	—	—	105,541	105,541	359		—
iShares Developed Real Estate Index Fund, Class K	197,418	64,213		(8,597)	(609)	30,294	282,719	31,034	2,234		—
iShares ESG Aware MSCI EAFE ETF	890,303	272,702		(38,105)	757	112,507	1,238,164	16,454	12,981		—
iShares ESG Aware MSCI EM ETF	386,215	166,007		(16,231)	(2,258)	13,761	547,494	17,986	8,822		—
iShares ESG Aware MSCI USA ETF	2,489,027	697,807		(137,462)	3,274	400,403	3,453,049	32,484	9,703		—
iShares ESG Aware MSCI USA Small-Cap ETF	230,591	69,006		(10,109)	649	39,686	329,823	8,965	1,095		—
iShares ESG Aware U.S. Aggregate Bond ETF	126,517	61,652		(5,399)	(1,005)	10,572	192,337	4,039	1,307		—
iShares MSCI Canada ETF	102,108	32,516		(4,455)	122	15,109	145,400	4,000	1,664		—
iShares MSCI EAFE Small-Cap ETF	144,749	41,027		(6,114)	(8)	17,861	197,515	3,275	2,367		—
iShares MSCI Emerging Markets Small-Cap ETF	65,337	22,303		(2,813)	(54)	6,068	90,841	1,601	1,629		—
iShares TIPS Bond ETF	49,550	26,142		(2,263)	(410)	3,123	76,142	706	351		—

					$533	$649,419	$7,337,316		$43,819		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock LifePath® ESG Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$6,285,005	$—	$—	$6,285,005
Fixed-Income Funds	268,479	—	—	268,479
Money Market Funds	783,832	—	—	783,832

	$7,337,316	$—	$—	$7,337,316

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2